LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.84%
INVESTMENT COMPANY–47.84%
International Equity Fund–47.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	17,561,020	$272,213,370
Total Affiliated Investment (Cost $159,571,677)		272,213,370

UNAFFILIATED INVESTMENTS–51.84%
INVESTMENT COMPANIES–51.84%
International Equity Fund–48.01%
*Dimensional Investment Group– DFA International Value Portfolio	10,158,872	273,172,077
273,172,077
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	21,779,856	$21,779,856
		21,779,856
Total Unaffiliated Investments (Cost $158,261,865)		294,951,933

TOTAL INVESTMENTS–99.68% (Cost $317,833,542)	567,165,303
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,803,871
NET ASSETS APPLICABLE TO 43,909,639 SHARES OUTSTANDING–100.00%	$568,969,174

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
69	CME British Pound Currency Futures	$5,800,744	$5,839,151	12/15/25	$—	$(38,407)
65	CME Euro Foreign Exchange Currency Futures	9,581,000	9,569,026	12/15/25	11,974	—
82	CME Japanese Yen Currency Futures	6,984,350	7,019,810	12/15/25	—	(35,460)
					11,974	(73,867)
Equity Contracts:
2	CME E-mini Russell 2000 Index Futures	245,550	239,768	12/19/25	5,782	—
1	CME E-mini S&P 500 Index Futures	336,937	329,713	12/19/25	7,224	—
1	CME E-mini S&P MidCap 400 Index Futures	328,620	329,243	12/19/25	—	(623)
148	Eurex EURO STOXX 50 Futures	9,628,014	9,363,638	12/19/25	264,376	—
46	FTSE 100 Index Futures	5,819,985	5,769,302	12/19/25	50,683	—
8	ICE U.S. MSCI Emerging Markets Index Futures	543,880	538,032	12/19/25	5,848	—
23	OSE Nikkei 225 Index Futures	6,997,126	6,745,240	12/11/25	251,886	—
					585,799	(623)
Total Futures Contracts					$597,773	$(74,490)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.84%@
International Equity Fund-47.84%@
✧✧LVIP Dimensional International Core Equity Fund	$264,810,552	$6,836,387	$65,667,926	$13,318,247	$52,916,110	$272,213,370	17,561,020	$196,053	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Dimensional International Equity Managed Volatility Fund–3